                           KATTEN MUCHIN ROSENMAN LLP
                               575 Madison Avenue
                            New York, New York 10022

                                                                 August 23, 2007

United States Securities & Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: Equity Opportunity Trust, Blue Chip Series 2007A
    File #333-144998
    Rule 497(j) Filing

Dear Sir/Madam:

     On behalf of the Registrant, the undersigned certifies that the form of
Prospectus that would have been filed under Section 497(b) would not have differed from that contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the
Securities and Exchange Commission on August 22, 2007.

                                        Very truly yours,

                                        /s/ Kathleen H. Moriarty, Esq.
                                        ----------------------------------------
                                            Kathleen H. Moriarty, Esq.

cc: Ms. Patricia Mengiste